UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06674

Exact name of registrant as specified in charter:	Aberdeen Greater China Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

The schedule of investments as of the close of the reporting period ended September 30, 2014 is filed herewith.

Portfolio of Investments (unaudited)

As of September 30, 2014

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS - 98.5%
COMMON STOCKS - 98.5%
CHINA - 20.5%
CONSUMER STAPLES - 2.3%
1,050,000	China Resources Enterprise Ltd.(a)	$2,485,478

ENERGY - 7.1%
2,103,000	CNOOC Ltd.(a)	3,621,324
3,088,000	PetroChina Co. Ltd., H Shares(a)	3,957,743

		7,579,067

FINANCIALS - 5.5%
1,460,000	China Merchants Bank Co. Ltd., A Shares(a)(b)	2,470,456
1,299,952	China Vanke Co. Ltd., A Shares(a)(b)	1,941,225
1,680,000	Yanlord Land Group Ltd.(a)	1,413,679

		5,825,360

MATERIALS - 1.8%
2,080,000	Yingde Gases Group Co. Ltd.(a)	1,965,080

TELECOMMUNICATION SERVICES - 3.8%
344,000	China Mobile Ltd.(a)	4,021,172

		21,876,157

HONG KONG - 62.0%
CONSUMER DISCRETIONARY - 9.7%
2,856,000	Giordano International Ltd.(a)	1,544,899
1,768,000	Global Brands Group Holding Ltd.(c)	391,632
1,280,000	Hongkong & Shanghai Hotels Ltd. (The)(a)	1,870,646
1,918,000	Li & Fung Ltd.	2,178,633
879,300	Samsonite International SA	2,825,365
1,010,000	Shangri-La Asia Ltd.(a)	1,490,059

		10,301,234

CONSUMER STAPLES - 2.3%
260,100	Dairy Farm International Holdings Ltd.	2,478,753

FINANCIALS - 29.5%
1,634,000	AIA Group Ltd.(a)	8,432,653
1,255,000	Hang Lung Properties Ltd.(a)	3,559,133
123,900	Hong Kong Exchanges and Clearing Ltd.(a)	2,669,983
823,753	HSBC Holdings PLC(a)	8,390,067
250,000	Swire Pacific Ltd., Class A(a)	3,224,534
400,000	Swire Pacific Ltd., Class B(a)	964,605
1,334,400	Swire Properties Ltd.(a)	4,166,241

		31,407,216

INDUSTRIALS - 17.6%
156,800	Hong Kong Aircraft Engineering Co. Ltd.(a)	1,736,615
240,000	Jardine Strategic Holdings Ltd.(a)	8,353,503
756,000	Kerry Logistics Network Ltd.(a)	1,179,548
1,410,000	MTR Corp. Ltd.(a)	5,538,154
3,655,000	Pacific Basin Shipping Ltd.(a)	1,971,992

		18,779,812

INFORMATION TECHNOLOGY - 1.8%
195,000	ASM Pacific Technology Ltd.	1,929,947

See Notes to Portfolio of Investments.

Aberdeen Greater China Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of September 30, 2014

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS (continued)
COMMON STOCKS (continued)
UTILITIES - 1.1%
553,000	Hong Kong & China Gas Co. Ltd.	$1,199,317

		66,096,279

TAIWAN - 14.3%
CONSUMER DISCRETIONARY - 1.7%
225,000	Giant Manufacturing Co. Ltd.(a)	1,751,987

INFORMATION TECHNOLOGY - 9.3%
133,602	MediaTek, Inc.(a)	1,978,605
1,990,000	Taiwan Semiconductor Manufacturing Co. Ltd.(a)	7,922,442

		9,901,047

TELECOMMUNICATION SERVICES - 3.3%
1,170,000	Taiwan Mobile Co. Ltd.(a)	3,547,825

		15,200,859

UNITED STATES - 1.7%
CONSUMER DISCRETIONARY - 1.7%
24,500	Yum! Brands, Inc.	1,763,510

	Total Common Stocks	104,936,805

	Total Long-Term Investments - 98.5% (cost $108,848,908)	104,936,805

SHORT-TERM INVESTMENT - 0.4%
MONEY MARKET FUNDS - 0.4%(d)
413,100	JPMorgan Prime Money Market Fund, 0.04%	413,100

	Total Short-Term Investment - 0.4% (cost $413,100)	413,100

	Total Investments - 98.9% (cost $109,262,008) (e)	105,349,905

	Other Assets in Excess of Liabilities - 1.1%	1,185,650

	Net Assets - 100.0%	$106,535,555

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)	China A shares. These shares are issued in local currency, traded in the local stock markets and are held through a qualified foreign institutional investor license.

(c)	Non-income producing security.

(d)	Rates shown reflect yield at September 30, 2014.

(e)	See Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

PLC	Public Limited Company

See Notes to Portfolio of Investments.

Aberdeen Greater China Fund, Inc.

Notes to Portfolio of Investments (unaudited)

September 30, 2014

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Prior to February 14, 2014, the Fund’s valuation process was to value securities that were traded on a securities exchange at the last sale price as of the close of trading on that particular exchange, and those securities were classified as a Level 1 securities. If there was no sale on the day of determination, the security would be valued at the mean between the last bid and ask prices, or at the bid price if there was an absence of an ask price. These were classified as Level 2 of the fair value hierarchy as these inputs were considered as significant other observable inputs to the valuation. Certain valuation adjustments were applied for securities that traded on foreign exchanges when events occurred after the close of that securities foreign market. Adjustment factors were used that were provided by pricing vendors based on pertinent information, as applicable and were categorized as Level 2 securities. Investments in open-end, non-exchange-traded mutual funds were valued at their net asset value at the close of the NYSE on the date of valuation, and were classified as Level 1 securities. Securities or other assets that were priced using Fund approved pricing methodologies by the Pricing Committee were classified as Level 3 securities.

Effective February 14, 2014, equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time”, subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are

Aberdeen Greater China Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

September 30, 2014

significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1	Level 2	Level 3	Total

Investments, at Value
Equities
China	$—	$21,876,157	$—	$21,876,157
Hong Kong	11,003,647	55,092,632	—	66,096,279
Taiwan	—	15,200,859	—	15,200,859
United States	1,763,510	—	—	1,763,510
Money Market Funds	—	413,100	—	413,100

Total	$12,767,157	$92,582,748	$—	$105,349,905

Amounts listed as “—” are $0 or round to $0.

The Fund held no Level 3 securities at September 30, 2014.

For movements between the Levels within the fair value hierarchy, effective February 14, 2014, the Fund has adopted a policy of recognizing transfers at the end of each period. Prior to February 14, 2014, the Fund recognized transfers as of the beginning of each period. The utilization of valuation factors may result in transfer between Level 1 and Level 2. During the nine months ended September 30, 2014, due to the addition of fair valuation factors (as described above), all securities that are currently Level 2 had transferred from Level 1 to Level 2. For the period ended September 30, 2014, there have been no significant changes to the fair valuation methodologies.

b.	Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized depreciation as of September 30, 2014 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Depreciation
$109,262,008	$7,751,367	$(11,663,470)	$(3,912,103)

Aberdeen Greater China Fund, Inc.

Item 2.	Controls and Procedures

a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Greater China Fund, Inc.

BY:	/s/ Alan Goodson
Alan Goodson, Principal Executive Officer of Aberdeen Greater China Fund, Inc.

Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Alan Goodson
Alan Goodson, Principal Executive Officer of Aberdeen Greater China Fund, Inc.

Date: November 25, 2014

BY:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Greater China Fund, Inc.

Date: November 25, 2014